Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Balance, beginning of period	$ 38,000	$ 33,000
Revenue recognized during the period	134,000	118,000
Amounts invoiced	(74,000)	(113,000)
Other	1,000	0
Balance, end of period	$ 99,000	$ 38,000